Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,525.00
Total Offset Amount	12,429.00
Net Fee	$ 22,096.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A